Financial risk management objectives and policies - Credit risk (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Apr. 30, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Offset trade receivables and payables				$ 152	$ 317
Expected credit loss allowance recognition period				12 months
Capital contributions				$ 0	348,646	$ 243,202
Equity Offering
Disclosure of detailed information about financial instruments [line items]
Capital contributions	$ 341,000
Equity Offering | Ordinary Shares
Disclosure of detailed information about financial instruments [line items]
Capital contributions	$ 341,000	$ 231,000	$ 280,000			231,000
Additional paid in capital			$ 86,000
Trade notes and accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets				17,856	11,994
Trade notes and accounts receivable | Accumulated Impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets		(9,885)		(6,566)	(6,039)	(9,885)
Other receivables | Accumulated Impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets		$ (723)		$ (970)	$ (375)	$ (723)